February 18, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus Variable Investment Fund
File No. 811-5125

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6838.

Very truly yours,

/s/ Loretta Johnston

Loretta Johnston
Senior Paralegal

LJ\ Enclosure